Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

The components of inventories were as follows at December 31, (in millions):

	Successor
	2012	2011
Raw materials	$58.0	$52.0
Work in process	30.0	25.1
Finished products	87.3	81.0

	$175.3	$158.1

Holdings determined the fair value of acquired inventories in accordance with ASC 805, “Business Combinations”, resulting in an increase of $16.4 million over the historical carrying value of acquired inventories at the time of the UCI Acquisition. The increase of $16.4 million was fully recognized in the Successor’s cost of sales during 2011.

Changes in Holdings’ allowance for excess and obsolete inventory were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$2.0	$—	$16.1	$15.1
Charge to expense	4.4	2.3	0.2	3.2
Inventory written off	(0.5)	(0.4)	—	(2.1)
Other	0.5	0.1	0.5	(0.1)

End of period	$6.4	$2.0	$16.8	$16.1

In accordance with ASC 805, “Business Combinations,” inventories are recorded at fair value which takes into account any impact of excess or obsolete inventory. Accordingly, a separate excess and obsolete inventory valuation reserve was not recorded in the purchase price allocation for the UCI Acquisition.